Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST I
CIK	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Global Allocation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAOAX
JPMorgan Global Allocation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAOCX
JPMorgan Global Allocation Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAOSX
JPMorgan Global Allocation Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAONX
JPMorgan Global Allocation Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAOTX
JPMorgan Global Allocation Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAOFX
JPMorgan Global Allocation Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAORX
JPMorgan Global Allocation Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAOZX
JPMorgan Income Builder Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNBAX
JPMorgan Income Builder Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNBCX
JPMorgan Income Builder Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNBSX
JPMorgan Income Builder Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNBZX
JPMorgan Tax Aware Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPEAX
JPMorgan Tax Aware Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPECX
JPMorgan Tax Aware Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDEX
JPMorgan Tax Aware Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPELX